Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of exchange rates used to translate amounts in USD
Period Covered	Balance Sheet	Average Rates
	Date Rates

Year ended December 31, 2018	6.8764	6.6146
Year ended December 31, 2017	6.5064	6.7570

The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€):

Period Covered	Balance Sheet	Average Rate
	Date Rate
Period from acquisition completion date to December 31, 2018	0.8737	0.8789

The exchange rates used to translate amounts in Yen into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=¥):

Period Covered	Balance Sheet	Average Rate
	Date Rate
Period from acquisition completion date to December 31, 2018	110.0039	112.1693

Schedule of property and equipment estimated useful lives

Machinery equipment	5 - 20 years
Computer software	10 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Motor vehicles	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 - 50 years

Schedule of adjustments made to accounts on the consolidated balance sheet

	As Reported	Adjustments	As Adjusted
	December 31, 2017	Revenue Recognition	January 1, 2018
Accounts receivable	$1,932,924	$245,788	$2,178,712
Prepayments and other current assets	371,796	(24,357)	347,439
Inventories	9,135,332	(174,912)	8,960,420
Retained earnings	$823,474	$46,519	$869,993

Schedule of impact of adoption of ASC 606 on consolidated balance sheets and consolidated statement of operations

	December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change Higher (Lower)
Consolidated Balance Sheet
Assets:
Accounts receivable	$845,800	$765,098	$80,702
Prepayments and other current assets	680,606	688,139	(7,533)
Inventories, net	3,019,804	3,111,334	(91,530)
Stockholders' Equity (Deficit):
Accumulated other comprehensive income	243,470	244,196	(726)
Accumulated deficit	$(13,349,232)	$(13,330,145)	$19,087

	Year Ended December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change Higher (Lower)
Consolidated Statement of Operations and Comprehensive Loss
Net Revenue	$22,154,506	$22,299,871	$(145,365)
Cost of revenue	26,278,300	26,358,059	(79,759)
Net loss	$14,219,265	$14,153,659	$65,606

	Year Ended December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change
Consolidated Statement of Cash Flows
Net loss	$(14,219,265)	$(14,153,659)	$(65,606)
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable	$1,302,573	$1,140,682	$161,891
Prepayments and other current assets	(291,336)	(274,810)	(16,526)
Inventories, net	4,203,927	4,283,686	(79,759)
Net cash used in operating activities	$(2,173,742)	$(2,173,742)	$-